Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Equity Option [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2018	$ 378,009,884	$ 20,625,372	$ 20,721,850	$ (251,416,280)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2018	99,395,048
Net loss for the period				(4,840,661)
Stock option compensation (Note 9)			31,043
Ending balance, value at Sep. 30, 2019	$ 302,469,647	20,625,372	20,752,893	(256,256,941)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2019	99,395,048
Return of capital (Note 11)	$ (75,540,237)
Beginning balance, value at Jun. 30, 2019	$ 302,469,647	20,625,372	20,752,893	(257,895,247)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2019	99,395,048
Net loss for the period				1,638,306
Ending balance, value at Sep. 30, 2019	$ 302,469,647	20,625,372	20,752,893	(256,256,941)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2019	99,395,048
Beginning balance, value at Dec. 31, 2019	$ 302,469,647	20,625,372	20,752,893	(264,563,178)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019	99,395,048
Net loss for the period				(6,032,537)
Stock option compensation (Note 9)			644,722
Ending balance, value at Sep. 30, 2020	$ 302,469,647	20,625,372	21,397,615	(270,595,715)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2020	99,395,048
Beginning balance, value at Jun. 30, 2020	$ 302,469,647	20,625,372	20,752,893	(268,167,742)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2020	99,395,048
Net loss for the period				(2,427,973)
Stock option compensation (Note 9)			644,722
Ending balance, value at Sep. 30, 2020	$ 302,469,647	$ 20,625,372	$ 21,397,615	$ (270,595,715)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2020	99,395,048